UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 59.9%
Angola - 0.2%
Republic of Angola, Senior Bonds	9.500%	11/12/25	200,000		$226,018	(a)

Argentina - 7.5%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	570,000		637,830	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		186,400	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	400,000		447,560	(b)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	280,000		302,453	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		164,306	(a)
Provincia de Neuquen Argentina, Senior Notes	7.500%	4/27/25	440,000		475,200	(a)
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	26.250%	6/21/20	7,550,000	ARS	466,069	(c)
Republic of Argentina, Bonds	18.200%	10/3/21	7,590,000	ARS	450,303
Republic of Argentina, Senior Bonds	7.125%	7/6/36	450,000		488,025
Republic of Argentina, Senior Notes	8.280%	12/31/33	939,365		1,100,467
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	2,770,000		2,037,750

Total Argentina					6,756,363

Armenia - 0.2%
Republic of Armenia, Senior Notes	6.000%	9/30/20	200,000		211,522	(b)

Brazil - 2.4%
Federative Republic of Brazil, Notes	10.000%	1/1/21	3,163,000	BRL	985,875
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,380,000	BRL	727,571
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	500,000		467,500

Total Brazil					2,180,946

Byelorussian SSR - 0.3%
Republic of Belarus, Senior Notes	6.875%	2/28/23	260,000		274,717	(a)

Cameroon - 0.3%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000		239,750	(a)

Colombia - 1.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	680,000		773,840
Republic of Colombia, Senior Notes	3.875%	4/25/27	400,000		406,300

Total Colombia					1,180,140

Costa Rica - 0.8%
Republic of Costa Rica, Notes	7.000%	4/4/44	730,000		760,470	(a)

Dominican Republic - 1.3%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000		1,192,500	(a)

Ecuador - 2.4%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	490,000		567,175	(a)
Republic of Ecuador, Senior Bonds	8.750%	6/2/23	910,000		989,625	(b)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	510,000		574,388	(a)

Total Ecuador					2,131,188

Egypt - 1.9%
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	410,000		428,077	(a)
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	260,000		271,464	(b)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	200,000		221,996	(a)
Arab Republic of Egypt, Senior Notes	8.500%	1/31/47	300,000		343,714	(a)
Arab Republic of Egypt Treasury Bills	17.230%	10/2/18	8,500,000	EGP	418,859	(d)

Total Egypt					1,684,110

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
El Salvador - 0.7%
Republic of El Salvador, Notes	6.375%	1/18/27	620,000		$617,675	(a)

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia, Senior Notes	6.625%	12/11/24	200,000		207,958	(b)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	200,000		200,250	(a)

Ghana - 0.9%
Republic of Ghana, Bonds	10.750%	10/14/30	410,000		555,114	(a)
Republic of Ghana, Senior Notes	9.250%	9/15/22	200,000		226,700	(a)

Total Ghana					781,814

Guatemala - 0.6%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	240,000		242,666	(a)
Republic of Guatemala, Senior Notes	4.375%	6/5/27	300,000		300,000	(a)

Total Guatemala					542,666

Honduras - 0.5%
Republic of Honduras, Senior Notes	7.500%	3/15/24	200,000		224,500	(b)
Republic of Honduras, Senior Notes	6.250%	1/19/27	230,000		245,725	(a)

Total Honduras					470,225

Hungary - 1.0%
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000		915,503

Indonesia - 7.0%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	509,000,000	IDR	42,103
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	14,030,000,000	IDR	1,142,544
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		824,783	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		1,139,333	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	920,000		1,027,633	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,240,774	(b)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	880,000		927,766	(a)

Total Indonesia					6,344,936

Ivory Coast - 0.7%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	193,000		193,020	(b)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	410,000		412,388	(a)

Total Ivory Coast					605,408

Jamaica - 0.5%
Government of Jamaica, Senior Notes	6.750%	4/28/28	400,000		460,500

Jordan - 0.5%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		206,244	(a)
Kingdom of Jordan, Senior Notes	5.750%	1/31/27	280,000		277,897	(a)

Total Jordan					484,141

Kazakhstan - 1.0%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	830,000		862,353	(b)

Kuwait - 0.5%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	460,000		469,184	(a)

Lebanon - 1.2%
Lebanese Republic, Senior Notes	6.250%	11/4/24	1,110,000		1,042,198	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.8%
United Mexican States, Senior Notes	4.750%	3/8/44	690,000		$702,765
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		1,074,308
United Mexican States, Senior Notes	4.600%	2/10/48	790,000		793,950

Total Mexico					2,571,023

Nigeria - 0.8%
Republic of Nigeria, Notes	7.875%	2/16/32	260,000		288,894	(a)
Republic of Nigeria, Senior Notes	7.625%	11/28/47	450,000		464,384	(a)

Total Nigeria					753,278

Pakistan - 0.4%
Republic of Pakistan, Senior Notes	6.875%	12/5/27	320,000		320,173	(a)(e)

Panama - 0.5%
Republic of Panama, Senior Bonds	6.700%	1/26/36	331,000		443,540

Paraguay - 0.5%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	380,000		412,300	(a)

Peru - 1.3%
Republic of Peru, Senior Bonds	8.750%	11/21/33	640,000		1,012,800
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000		151,335

Total Peru					1,164,135

Philippines - 1.6%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,380,000		1,426,110

Romania - 0.5%
Republic of Romania, Senior Notes	4.875%	1/22/24	420,000		463,155	(b)

Russia - 3.9%
Russian Federal Bond, Bonds	7.600%	7/20/22	67,450,000	RUB	1,170,637
Russian Federal Bond, Bonds	7.050%	1/19/28	41,078,000	RUB	681,710
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	518,700		606,231	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	1,000,000		1,112,310	(a)

Total Russia					3,570,888

Senegal - 1.1%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000		494,771	(b)
Republic of Senegal, Bonds	6.250%	5/23/33	450,000		470,754	(a)

Total Senegal					965,525

South Africa - 0.8%
Republic of South Africa, Senior Notes	4.875%	4/14/26	750,000		752,021

Sri Lanka - 1.5%
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	460,000		505,768	(a)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	400,000		422,869	(b)
Republic of Sri Lanka, Senior Notes	6.200%	5/11/27	420,000		442,908	(a)

Total Sri Lanka					1,371,545

Turkey - 4.8%
Republic of Turkey, Bonds	7.400%	2/5/20	1,710,000	TRY	387,991
Republic of Turkey, Senior Bonds	5.625%	3/30/21	570,000		598,315
Republic of Turkey, Senior Bonds	4.250%	4/14/26	640,000		602,932
Republic of Turkey, Senior Notes	6.250%	9/26/22	980,000		1,058,734
Republic of Turkey, Senior Notes	6.000%	3/25/27	200,000		210,113
Republic of Turkey, Senior Notes	6.750%	5/30/40	200,000		215,988
Republic of Turkey, Senior Notes	5.750%	5/11/47	1,350,000		1,280,624

Total Turkey					4,354,697

Ukraine - 1.9%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	320,000		340,520	(a)
Republic of Ukraine, Senior Notes	7.750%	9/1/21	300,000		320,102	(b)
Republic of Ukraine, Senior Notes	7.375%	9/25/32	1,100,000		1,086,138	(a)

Total Ukraine					1,746,760

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	460,000		$458,168	(a)

Uruguay - 1.1%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	310,000		341,775
Republic of Uruguay, Senior Notes	9.875%	6/20/22	11,820,000	UYU	434,524	(a)
Republic of Uruguay, Senior Notes	9.875%	6/20/22	6,950,000	UYU	255,494	(b)

Total Uruguay					1,031,793

Venezuela - 0.8%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	1,855,000		449,838
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,116,000		281,790	(b)

Total Venezuela					731,628

Vietnam - 0.7%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	580,000		618,925	(a)

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	270,000		298,350	(a)

TOTAL SOVEREIGN BONDS (Cost - $53,289,976)					54,296,549

CORPORATE BONDS & NOTES - 36.5%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.3%
Gohl Capital Ltd., Senior Bonds	4.250%	1/24/27	250,000		256,756	(b)

Media - 0.6%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000		348,512	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	200,000		207,440	(a)

Total Media					555,952

TOTAL CONSUMER DISCRETIONARY					812,708

CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	200,000		207,040	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	200,000		211,250	(b)

TOTAL CONSUMER STAPLES					418,290

ENERGY - 16.4%
Oil, Gas & Consumable Fuels - 16.4%
Borets Finance DAC, Senior Notes	6.500%	4/7/22	200,000		214,138	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	60,000		64,800
Ecopetrol SA, Senior Notes	5.875%	9/18/23	40,000		44,750
Ecopetrol SA, Senior Notes	5.875%	5/28/45	370,000		374,625
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000		516,500	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/30/43	1,000,000		1,034,266	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	410,000		421,583	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	460,000		458,790	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	400,000		453,108	(b)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,487,000		1,488,487	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000		474,720
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000		774,812
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000		374,888
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	1,200,000		282,000	(b)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	1,090,000		321,932	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000		$922,500	(a)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000		928,485
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	410,000		438,187
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000		948,675
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	417,000		476,839
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000		656,600
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000		647,012	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	3.000%	4/12/22	500,000		501,501	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000		341,909	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	290,000		309,303	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000		549,875	(a)
YPF Sociedad Anonima, Senior Notes	16.500%	5/9/22	7,000,000	ARS	381,428	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	400,000		468,600	(a)

TOTAL ENERGY					14,870,313

FINANCIALS - 9.2%
Banks - 6.7%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000		586,600	(a)
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	460,000		503,125	(a)(c)(f)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	300,000		313,837	(a)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	720,000		739,577	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	720,000		744,965	(b)
Export-Import Bank of India, Senior Notes	4.000%	1/14/23	400,000		416,715	(b)
Russian Agricultural Bank, Notes	8.500%	10/16/23	1,180,000		1,337,931	(b)
Russian Agricultural Bank, Notes	8.500%	10/16/23	500,000		566,920	(b)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000		395,548	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	450,000		445,522	(a)

Total Banks					6,050,740

Diversified Financial Services - 2.1%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	430,000		447,200	(a)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	570,000		570,000	(a)(c)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000		240,600	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	80,000		82,100	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	160,000		164,200	(a)
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	320,000		409,901	(b)

Total Diversified Financial Services					1,914,001

Thrifts & Mortgage Finance - 0.4%
Fondo MIVIVIENDA SA, Senior Notes	3.500%	1/31/23	400,000		406,000	(a)

TOTAL FINANCIALS					8,370,741

INDUSTRIALS - 2.0%
Construction & Engineering - 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000		275,836	(b)

Industrial Conglomerates - 0.8%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		218,500	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	450,000		472,792	(b)

Total Industrial Conglomerates					691,292

Road & Rail - 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000		230,257	(a)

Transportation Infrastructure - 0.6%
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	540,000		577,098	(b)

TOTAL INDUSTRIALS					1,774,483

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 3.3%
Chemicals - 1.9%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	230,000	$229,195	(a)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	204,515	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	214,400	(b)
OCP SA, Senior Notes	4.500%	10/22/25	870,000	867,042	(a)
PT Chandra Asri Petrochemical Tbk, Senior Bonds	4.950%	11/8/24	200,000	197,819	(a)

Total Chemicals				1,712,971

Containers & Packaging - 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	200,000	217,400	(a)

Metals & Mining - 0.9%
Southern Copper Corp., Senior Notes	6.750%	4/16/40	340,000	440,606
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	180,000	197,775
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	138,000	169,120

Total Metals & Mining				807,501

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	290,941	(a)

TOTAL MATERIALS				3,028,813

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	200,000	210,831	(a)

Wireless Telecommunication Services - 0.3%
VEON Holdings BV, Senior Notes	7.504%	3/1/22	250,000	288,812	(b)

TOTAL TELECOMMUNICATION SERVICES				499,643

UTILITIES - 3.7%
Electric Utilities - 3.1%
Cerro del Aguila SA, Senior Notes	4.125%	8/16/27	200,000	200,000	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	620,000	663,400	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	380,000	415,150	(a)
PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	900,000	898,711	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	600,000	624,000	(a)

Total Electric Utilities				2,801,261

Independent Power and Renewable Electricity Producers - 0.6%
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	570,000	560,515	(a)

TOTAL UTILITIES				3,361,776

TOTAL CORPORATE BONDS & NOTES (Cost - $32,192,058)				33,136,767

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	SHARES	VALUE
COMMON STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Frontera Energy Corp.		8,750	$250,949	*(g)
Frontera Energy Corp.		3,062	89,074	*

TOTAL COMMON STOCKS (Cost - $579,496)			340,023

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $86,061,530)			87,773,339

SHORT-TERM INVESTMENTS - 1.9%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,701,791)	1.130%	1,701,791	1,701,791	(h)

TOTAL INVESTMENTS - 98.7% (Cost - $87,763,321)			89,475,130
Other Assets in Excess of Liabilities - 1.3%			1,146,559

TOTAL NET ASSETS - 100.0%			$90,621,689

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Rate shown represents yield-to-maturity.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At November 30, 2017, the total market value of investments in Affiliated Companies was $1,701,791 and the cost was $1,701,791 (See Note 2).

Abbreviation used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah
RUB	— Russian Ruble
TRY	— Turkish Lira
UYU	— Uruguayan Peso

At November 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	57,161,000	USD	881,434	JPMorgan Chase Bank N.A.	1/16/18	$935
USD	888,937	PHP	45,905,595	JPMorgan Chase Bank N.A.	2/15/18	(20,713)
USD	1,692,006	SAR	6,377,000	Bank of America N.A.	4/16/18	(6,434)
CNY	6,019,439	USD	886,973	Citibank N.A.	10/15/18	10,997

Total						$(15,215)

Abbreviations used in this table:

CNY	— Chinese Yuan Renminbi
INR	— Indian Rupee
PHP	— Philippine Peso
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

At November 30, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Republic of Korea, 7.125%, due 4/16/19)	$2,000,000	12/20/22	0.58%	1.000% quarterly	$(39,720)	$(27,956)	$(11,764)
Barclays Capital Inc. (Saudi Government International Bond 2.375%, due 10/26/21)	1,800,000	12/20/22	0.89%	1.000% quarterly	(9,575)	2,544	(12,119)

Total	$3,800,000				$(49,295)	$(25,412)	$(23,883)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$54,296,549	—	$54,296,549
Corporate Bonds & Notes	—	33,136,767	—	33,136,767
Common Stocks:
Energy	$89,074	250,949	—	340,023

Total Long-Term Investments	89,074	87,684,265	—	87,773,339

Short-Term Investments†	—	1,701,791	—	1,701,791

Total Investments	$89,074	$89,386,056	—	$89,475,130

Other Financial Instruments:
Forward Foreign Currency Contracts	—	11,932	—	11,932

Total	$89,074	$89,397,988	—	$89,487,062

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$27,147	—	$27,147
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	49,295	—	49,295

Total	—	$76,442	—	$76,442

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended November 30, 2017. The following transactions were effected in shares of such companies for the period ended November 30, 2017.

	Affiliate Value at February 28, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$6,801,791	6,801,791	$5,100,000	5,100,000	—	$3,821	—	$1,701,791

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018